Schedule of Share-Based Payment Arrangement, Nonvested Award, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Year one		$ 2,123
Year two	$ 3,625	2,156
Year three	2,398	897
Year four	1,008	372
Year five
Year six
Total	7,031	5,548
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Year one		331
Year two	540	225
Year three	242	14
Year four	14
Year five
Year six
Total	$ 796	570
Weighted-average period to be recognized	1 year 6 months 21 days
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Year one		1,650
Year two	$ 2,894	1,871
Year three	2,096	883
Year four	994	372
Year five
Year six
Total	$ 5,984	4,776
Weighted-average period to be recognized	2 years 7 months 20 days
Commissions Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Year one		142
Year two	$ 191	60
Year three	60
Year four
Year five
Year six
Total	$ 251	$ 202
Weighted-average period to be recognized	1 year 4 months 24 days